Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Summary of minimum payments under the leases	Minimum payments under the leases at December 31, 2020 are as follows:

2021	$327
2022	330
2023	331
2024	333
2025	136
2026	99
2027	33

$1,589